Debt - Summary of Total Debt (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Total corporate debt	$ 1,604.4	$ 1,259.9	$ 1,482.7
Unamortized debt issuance costs	(11.7)	(16.3)	(23.6)
Total debt, net	1,592.7	1,243.6	1,459.1
Less current portion	(50.3)	(41.4)	(222.8)
Non-current portion of debt	1,542.4	1,202.2	1,236.3
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total corporate debt	375.0	0.0	0.0
Term Loan A [Member]
Debt Instrument [Line Items]
Total corporate debt	407.1	428.2	638.5
Term Loan B [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 822.3	$ 831.7	$ 844.2